Related party transactions - Other operating income (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022
Related party transactions
Income from technical support services	$ 119	$ 833
Lightmap Ltd | Castcrown Ltd
Related party transactions
Income from technical support services	$ 119	314
Nexters Armenia LLC | Castcrown Ltd
Related party transactions
Income from technical support services		$ 519